Financial and Other Assets	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial and Other Assets
Financial and Other Assets

(CAD$ in millions)	December 31, 2019	December 31, 2018
Long-term receivables and deposits	$268	$220
Marketable equity and debt securities carried at fair value	183	167
Debt prepayment option	—	73
Pension plans in a net asset position (Note 22(a))	360	254
Long-term portion of inventories (Note 13)	75	62
Intangibles	162	80
Other	61	51
	$1,109	$907